Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 60,648,616	$ 69,862,177	$ 51,936,829
Other comprehensive income
Effect of cash flow hedges	(387,608)	(344,206)	(4,454,669)
Total other comprehensive loss	(387,608)	(344,206)	(4,454,669)
Total comprehensive income	$ 60,261,008	$ 69,517,971	$ 47,482,160